Filed Pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668

The Brinsmere Fund - Growth ETF
(the “Fund”)

August 6, 2024

Supplement to the
Summary Prospectus dated October 23, 2023

Effective immediately, Christine Johanson, CFA, Director and Senior Portfolio Manager, Penserra Capital Management LLC, serves as a portfolio manager of the Fund and Anand Desai is removed as a portfolio manager of the Fund. All references to Mr. Desai in the Fund’s Summary Prospectus should be disregarded.

Please retain this Supplement with your Summary Prospectus for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668

The Brinsmere Fund - Conservative ETF
(the “Fund”)

August 6, 2024

Supplement to the
Summary Prospectus dated October 23, 2024

Effective immediately, Christine Johanson, CFA, Director and Senior Portfolio Manager, Penserra Capital Management LLC, serves as a portfolio manager of the Fund and Anand Desai is removed as a portfolio manager of the Fund. All references to Mr. Desai in the Fund’s Summary Prospectus should be disregarded.

Please retain this Supplement with your Summary Prospectus for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668

The Brinsmere Fund - Growth ETF
The Brinsmere Fund - Conservative ETF
(each a “Fund” and collectively, the “Funds”)

August 6, 2024

Supplement to the
Prospectus, and Statement of Additional Information (“SAI”)
dated October 23, 2023

Effective immediately, Christine Johanson, CFA, Director and Senior Portfolio Manager, Penserra Capital Management LLC, serves as a portfolio manager for each Fund and Anand Desai is removed as a portfolio manager for each Fund. All references to Mr. Desai in each Fund’s Prospectus and SAI should be disregarded.
The following replaces the information under the “Management” section on pages 6 and 11 of the Prospectus:
Portfolio Management

Adviser	Estate Counselors, LLC, d/b/a The Milwaukee Company
Sub-Adviser	Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”)
Portfolio Managers
Dustin Lewellyn, CFA, Managing Director of Penserra; Ernesto Tong, CFA, Managing Director of Penserra have been portfolio managers of the Fund since its inception in March 2021; Christine Johanson, CFA, Director and Senior Portfolio Manager of Penserra has been portfolio manager of the Fund since August 2024.

The following replaces the information under “Management” under the subheading “Portfolio Managers” on page 17 of the Prospectus:
Portfolio Managers
Shrey Patel, Chief Portfolio Manager of the Adviser, Dustin Lewellyn, CFA, Managing Director of the Sub-Adviser, Ernesto Tong, CFA, Managing Director of the Sub-Adviser, and Christine Johanson, CFA, Director and Senior Portfolio Manager of the Sub-Adviser, are the Funds’ portfolio managers (the “Portfolio Managers”) and are jointly responsible for the day-to-day management of the Funds. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of their portfolio management team with more limited responsibilities.
Mr. Patel is the Chief Portfolio Manager of the Adviser. As such, he is primarily responsible for the design, implementation, and execution of the Adviser’s proprietary investment strategies, as well as the management of client portfolios. Mr. Patel joined the Adviser in 2014, serving under various capacities before assuming his current role in 2018. He has earned both a Master’s degree in Finance from IIT Stuart School of Business (Chicago) and a Bachelor’s degree in Computer Engineering. He is Series 65 registered with the Financial Industry Regulatory Authority (FINRA).

Mr. Lewellyn has been a Managing Director with the Sub-Adviser since 2012. He was President and Founder of Golden Gate Investment Consulting LLC from 2011 through 2015. Prior to that, Mr. Lewellyn was a managing director at Charles Schwab Investment Management, Inc. (“CSIM”), which he joined in 2009, and head of portfolio management for Schwab ETFs. Prior to joining CSIM, he worked for two years as director of ETF product management and development at a major financial institution focused on asset and wealth management. Prior to that, he was a portfolio manager for institutional clients at a large financial services firm for three years. In addition, he held roles in portfolio accounting and portfolio management at a large asset management firm for more than 6 years.

Mr. Tong has been a Managing Director with the Sub-Adviser since 2015. Prior to joining the Sub-Adviser, Mr. Tong spent seven years as a vice president at Blackrock, where he was a portfolio manager for a number of the iShares ETFs, and prior to that, he spent two years in the firm’s index research group.
Ms. Johanson has been a Director with the Sub-Adviser since 2023. Prior to joining Penserra, Ms. Johanson was a Director at BlackRock on the US Transition Management team from March 2022 through March 2023 where she developed custom solutions for institutional investors seeking to restructure portfolios across multiple asset classes. Ms. Johanson also served as Head of Fixed Income Transition Management for Russell Investments from March 2018 through February 2022. Ms. Johanson holds a B.S.B.A. from the University of Missouri and is a CFA Charterholder.
The Funds’ SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers’ ownership of Shares.
The following information replaces the “Portfolio Managers” section on page 16 of the SAI:
Portfolio Managers
The Funds are co-managed by Dustin Lewellyn, CFA, Chief Investment Officer of the Sub-Adviser; Ernesto Tong, CFA, Managing Director of the Sub-Adviser; and Christine Johanson, CFA, Director and Senior Portfolio Manager of the Sub-Adviser (the “Portfolio Managers”).
Compensation
The Funds’ Portfolio Managers receive a fixed base salary and discretionary bonus that are not tied to the performance of the Funds.
Share Ownership
The Funds are required to show the dollar ranges of the Portfolio Manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year or a more recent date for a new portfolio manager. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. As of the date of this SAI, the Portfolio Manager did not beneficially own Shares.

Other Accounts
In addition to the Funds, Mr. Patel managed the following other accounts for the Adviser as of October 18, 2023, none of which were subject to a performance-based fee:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	$0
Other Accounts	354	$877 million
In addition to the Funds, Mr. Lewellyn, Mr. Tong, and Ms. Johanson co-managed the following other accounts for the Sub-Adviser as of June 30, 2024, none of which were subject to a performance-based fee:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts
Registered Investment Companies	51	$11.4 billion
Other Pooled Investment Vehicles	0	$0
Other Accounts	0	$0
Material Conflicts of Interest
The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. Therefore, a potential conflict of interest may arise as a result, whereby the portfolio managers could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby such portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manages are fairly and equitably allocated.
Please retain this Supplement with your Prospectus and SAI for future reference.